TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Trade accounts receivable	1,185,792	952,625
Other accounts receivable	277,845	135,459
Total trade and other accounts receivable	1,463,637	1,088,084
Less: Expected credit loss	(64,778)	(67,232)
Total net trade and accounts receivable	1,398,859	1,020,852
Less: non-current portion – accounts receivable	(12,949)	(12,743)
Trade and other accounts receivable, current	1,385,910	1,008,109

The fair value of trade and other accounts receivable does not differ significantly from the book value.

To determine the expected credit losses, the Company groups accounts receivable for passenger and cargo transportation depending on the characteristics of shared credit risk and maturity.

	As of December 31, 2023			As December 31, 2022
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	1,022,845	(12,672)	1%	745,334	(8,749)
From 1 to 90 days	3%	102,977	(2,989)	3%	142,780	(3,758)
From 91 to 180 days	25%	8,350	(2,048)	15%	8,622	(1,297)
From 181 to 360 days	44%	7,868	(3,491)	79%	8,269	(6,565)
Over 360 days	100%	43,752	(43,578)	98%	47,620	(46,863)
Total		1,185,792	(64,778)		952,625	(67,232)

(1)Corresponds to the consolidated expected rate of accounts receivable.
(2)The gross book value represents the maximum credit risk value of trade accounts receivables.

Currency balances composition of Trade and other accounts receivable and non-current accounts receivable are as follow:

Currency	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Argentine Peso	13,827	25,559
Brazilian Real	825,749	523,467
Chilean Peso	75,050	36,626
Colombian Peso	12,720	6,779
Euro	90,699	12,506
US Dollar	344,347	376,900
Australian Dollar	5,097	9,808
Japanese Yen	4,695	2,802
Pound Sterling	3,390	9,149
Korean Won	5,882	6,337
Other Currencies	17,403	10,919
Total	1,398,859	1,020,852

The movements of the expected credit losses of the trade accounts receivables are as follows:

	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	(122,193)	26,435	14,754	(81,004)
From January 1 to December 31, 2022	(81,004)	5,966	7,806	(67,232)
From January 1 to December 31, 2023	(67,232)	7,122	(4,668)	(64,778)
Once pre-judicial and judicial collection efforts are exhausted, the assets are written off against the allowance. The Company only uses the allowance method rather than direct write-off, to ensure control.
The historical and current renegotiations are not significant, and the policy is to analyze case by case to classify them according to the existence of risk, determining they need to be reclassified to pre-judicial collection accounts.

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2023			As of December 31, 2022
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,185,792	(64,778)	1,121,014	952,625	(67,232)	885,393
Other accounts receivable	277,845	—	277,845	135,459	—	135,459
There are no relevant guarantees covering credit risk and these are valued when they are settled; no materially significant direct guarantees exist. Existing guarantees, if appropriate, are made through IATA.